DEFERRED TAXES AND OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Provision for warranty	$ 213	$ 180
Deferred tax	666	0
Deferred revenues	97	78
Other long-term liabilities	$ 976	$ 258